FINANCIAL INSTRUMENTS - Derivatives, Net Investment Hedges (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 INR (₨)	Jun. 30, 2019 CAD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 KRW (₩)	Jun. 30, 2019 AUD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 £ / $	Jun. 30, 2019 £ / €	Jun. 30, 2019 $ / $	Jun. 30, 2019 $ / $	Jun. 30, 2019 ¥ / $	Jun. 30, 2019 € / $	Jun. 30, 2019 ₨ / $	Jun. 30, 2019 ₩ / $	Dec. 31, 2018 USD ($)	Dec. 31, 2018 INR (₨)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 £ / $	Dec. 31, 2018 £ / €	Dec. 31, 2018 $ / $	Dec. 31, 2018 $ / $	Dec. 31, 2018 ¥ / $	Dec. 31, 2018 € / $	Dec. 31, 2018 ₨ / $	Dec. 31, 2018 ₩ / $	Dec. 31, 2018 R$ / $
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 4,716																$ 6,957
Fair value	(60,322)																(72,738)
Net investment hedges | Euros
Disclosure of detailed information about financial instruments [line items]
Notional amount | €				€ 184																	€ 649
Fair value	5																13
Net investment hedges | Euros | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates									0.70	0.88	1.37	1.29	6.71	0.79	71.78	1,123.60										0.70	0.88	1.28	1.29	6.35	0.78	67.44	1,087.00	3.90
Net investment hedges | Euros | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates									0.85	0.92	1.45	1.34	6.93	0.88	72.55	1,187.00										0.79	0.92	1.42	1.34	6.91	0.88	70.39	1,130.90	4.24
Net investment hedges | Australian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount							$ 1,014																	$ 1,038
Fair value	13																20
Net investment hedges | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Notional amount | ¥								¥ 435																	¥ 2,672
Fair value																	6
Fair value	(1)
Net investment hedges | South Korean Won
Disclosure of detailed information about financial instruments [line items]
Notional amount | ₩						₩ 1,038,405																	₩ 618,589
Fair value	(6)																1
Net investment hedges | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Notional amount | ₨		₨ 5,607
Fair value	(2)
Cross currency swaps of C$ LIBOR Debt | Euros | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $												1.29																	1.29
Cross currency swaps of C$ LIBOR Debt | Euros | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $												1.33																	1.33
Cash flow hedges | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Notional amount | R$																			R$ 158
Fair value																	(9)
Cash flow hedges | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Notional amount | ₨																		₨ 31,422
Fair value																	3
Hedging Instrument One | Net investment hedges | British Pounds
Disclosure of detailed information about financial instruments [line items]
Notional amount | £					£ 3,260																	£ 3,175
Fair value	66																104
Hedging Instrument One | Net investment hedges | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount																				$ 118
Fair value																	4
Hedging Instrument Two | Net investment hedges | British Pounds
Disclosure of detailed information about financial instruments [line items]
Notional amount | £					£ 77
Fair value	0
Hedging Instrument Two | Net investment hedges | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 285
Fair value	2
Hedging Instrument Two | Cross currency swaps of C$ LIBOR Debt | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 800
Fair value	$ 2
Hedging Instrument Two | Cash flow hedges | British Pounds
Disclosure of detailed information about financial instruments [line items]
Notional amount | £																						£ 77
Fair value																	(1)
Hedging Instrument Two | Cash flow hedges | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount																				$ 800
Fair value																	$ (31)